Trade Payables (Details) - Schedule of trade payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade Payables Abstract
Open debts mainly in USD	$ 12,731	$ 7,354
Open debts in EUR	10,629	9,174
Open debts in NIS	9,557	8,576
Total Trade Payables	$ 32,917	$ 25,104